ANGEL OAK MORTGAGE TRUST 2020-2 ABS-15G

Exhibit 99.8

Rating Agency Grades - REP-5164
Run Date - 2/23/2020 6:48:05 AM
LOAN INFORMATION					INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Deal Number	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
900000755					D	D	D	D	CD	D	D	D	D	RD	A	A	A	A	VA	D	D	D	D	D	B	B	B	B	CB	A	A	A	A	RA	A	A	A	A	VA	B	B	B	B	B
900017814					D	D	D	D	CD	A	A	A	A	RA	A	A	A	A	VA	D	D	D	D	D	A	A	A	A	CA	A	A	A	A	RA	A	A	A	A	VA	A	A	A	A	A